Non-current and current inventories (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Inventories [Abstract]
Disclosure Of Detailed Information About Inventories [text block]
(€ million)	December 31, 2018	December 31, 2017
Raw and auxiliary materials and consumables	889	999
Materials and supplies	1,451	1,566
Finished products and goods	2,274	2,000
Certificates and emission rights	37	56
	4,651	4,621